Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Estimated Fair Values of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Cash and cash equivalents	$ 40,770	$ 30,080
Loans, net of allowance	479,318
Loans, net of allowance		458,823
Federal Home Loan Bank stock	3,979	2,499
Accrued interest receivable	4,098	3,403
Financial liabilities
Deposits	621,459	649,913
Securities sold under agreements to repurchase	26,781	18,106
Federal Home Loan Bank Advances	75,000	0
Subordinated debentures	23,787	23,726
Interest payable	579	304
Quoted Prices in Active Markets for Identical Assets (Level 1)
Financial assets
Cash and cash equivalents	40,770	30,080
Loans, net of allowance	0
Loans, net of allowance		0
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Federal Home Loan Bank Advances	0
Subordinated debentures	0	0
Interest payable	0	0
Significant Other Observable Inputs (Level 2)
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	0
Loans, net of allowance		0
Federal Home Loan Bank stock	3,979	2,499
Accrued interest receivable	4,098	3,403
Financial liabilities
Deposits	623,813	646,455
Securities sold under agreements to repurchase	26,781	18,106
Federal Home Loan Bank Advances	74,911
Subordinated debentures	22,146	24,454
Interest payable	579	304
Significant Unobservable Inputs (Level 3)
Financial assets
Cash and cash equivalents	0	0
Loans, net of allowance	459,759
Loans, net of allowance		444,704
Federal Home Loan Bank stock	0	0
Accrued interest receivable	0	0
Financial liabilities
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Federal Home Loan Bank Advances	0
Subordinated debentures	0	0
Interest payable	$ 0	$ 0